COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Schedules (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense of right-of-use assets	$ (32,864)	$ (37,837)	$ (39,982)
Cost of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, employee benefits and social security taxes	(1,370,616)	(1,329,498)	(1,158,669)
Professional services	(94,047)	(107,739)	(104,916)
Depreciation and amortization expense	(41,379)	(27,859)	(18,057)
Share-based compensation expense - Equity settled	(27,279)	(23,937)	(15,155)
Office expenses	(25,325)	(16,792)	(7,348)
Depreciation expense of right-of-use assets	(3,340)	(8,175)	(10,540)
Share-based compensation expense - Cash settled	(599)	(695)	(1,687)
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, employee benefits and social security taxes	(251,758)	(262,466)	(212,381)
Professional services	(52,755)	(56,614)	(49,921)
Depreciation and amortization expense	(113,539)	(97,035)	(81,822)
Share-based compensation expense - Equity settled	(50,453)	(58,833)	(57,297)
Depreciation expense of right-of-use assets	(29,524)	(29,662)	(29,442)
Promotional and marketing expenses	(33,243)	(29,014)	(26,323)
Share-based compensation expense - Cash settled	$ (206)	$ (238)	$ (634)